Taxation - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Deferred assets, net	€ 149,921	€ 123,024	€ 112,539
Net deferred Liabilities	(556,813)	(463,827)	(404,398)
Assets
Deferred tax assets and liabilities
Deferred assets, net	185,034	162,139	147,702
Net deferred Liabilities	74,284	100,595	109,135
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	3,942	6,228	7,936
Net deferred Liabilities	36,663	39,366	53,290
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	59,129	51,838	41,029
Net deferred Liabilities	1,673	2,408	5,644
Assets | Tax credit rights
Deferred tax assets and liabilities
Deferred assets, net	57,896	61,476	57,357
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	53,063	36,066	32,769
Net deferred Liabilities	12,024	24,734	20,833
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	11,004	6,531	8,611
Net deferred Liabilities	23,924	34,087	29,369
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(35,113)	(39,115)	(35,163)
Net deferred Liabilities	(631,097)	(564,422)	(513,534)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(30,040)	(27,721)	(24,691)
Net deferred Liabilities	(215,907)	(194,964)	(150,644)
Liabilities | Fixed assets, amortisation and depreciation
Deferred tax assets and liabilities
Deferred assets, net	(3,011)	(2,821)	(3,922)
Net deferred Liabilities	(78,325)	(88,498)	(99,819)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net	(2,062)	(8,573)	(6,550)
Net deferred Liabilities	(270,145)	(214,993)	(220,752)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (66,720)	€ (65,967)	€ (42,319)